UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 6.0% (3.6% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$6,696,264
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,600	5.250%, 11/15/20	11/15 at 100.00	Baa1	3,424,320
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa1	862,470
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series	1/17 at 100.00	AA	10,773,720
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,657,180
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,861,079
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
8,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A2	8,331,029
	FGIC Insured

35,500	Total Alabama			33,606,062

	Arizona – 0.7% (0.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	189,482
265	5.250%, 12/01/25	12/15 at 100.00	BBB	248,626
1,265	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/09 at 100.00	Aaa	1,272,805
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	2,296,608
	5.000%, 12/01/37

4,480	Total Arizona			4,007,521

	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	932,870
	Series 2005B, 5.000%, 2/01/25

	California – 16.5% (9.8% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AA	5,846,589
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,492,760
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,055,940
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	A2	1,467,940
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	A2	2,504,605
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	A2	3,050,797
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	3,640,404
	Series 2005, 5.000%, 11/15/27
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,351,875
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA	2,133,213
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	863,830
	Health System, Series 2005A, 5.000%, 7/01/39
3,750	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	3,162,525
	Option Bond Trust 2708, 13.370%, 11/15/48 (IF)
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	2,758,600
8,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A+	8,089,680
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,889,379
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AA	2,511,800
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	16,829,697
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AA	1,373,172
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	821,300
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,280,002
435	5.100%, 9/01/30	9/15 at 102.00	N/R	387,655
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	236,540
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	254,763
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A3	2,295,724
	Project, Series 2004A, 5.000%, 9/01/20 – XLCA Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	1/09 at 100.00	AAA	977,952
	7/01/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	1,084,834
32,400	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	6,713,604
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA	6,263,520
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AA	2,936,490
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

143,835	Total California			92,275,190

	Colorado – 2.2% (1.3% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA–	1,743,469
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,680,470
475	5.000%, 6/01/29	6/16 at 100.00	A–	432,991
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	372,228
	5.000%, 3/01/25
20	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	12/08 at 103.50	Aaa	20,744
	6/01/26 (Alternative Minimum Tax)
355	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	384,504
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	6,218,442
	Hotel, Series 2006, 5.125%, 12/01/25 – XLCA Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/08 at 101.00	AA	1,700,221
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

13,320	Total Colorado			12,553,069

	Connecticut – 0.9% (0.6% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	5,156,400
	5.000%, 1/01/21 – FGIC Insured

	District of Columbia – 2.7% (1.6% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 39.61	AA (4)	4,278,972
13,780	0.000%, 4/01/28 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 37.21	AA (4)	4,726,540
15,855	0.000%, 4/01/29 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 35.07	AA (4)	5,125,129
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA	963,523
	Revenue Bonds, Series 2007, Residuals 1606, 8.249%, 10/01/30 – AMBAC Insured (IF)

42,690	Total District of Columbia			15,094,164

	Florida – 2.6% (1.5% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A2	4,069,641
	Series 2005, 5.000%, 4/01/24
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	BBB+	2,446,825
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
555	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	557,792
	1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,417,336
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	A	1,615,544
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,306,423
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)

15,040	Total Florida			14,413,561

	Georgia – 1.8% (1.0% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	437,915
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	11,009
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AAA	3,647,811
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	AA	3,496,067
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	AA	2,240,923
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured

9,515	Total Georgia			9,833,725

	Idaho – 0.9% (0.5% of Total Investments)
150	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/09 at 100.00	Aaa	154,397
	(Alternative Minimum Tax)
3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,386,793
	Project, Series 2002A-1, 7.250%, 3/20/37
200	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	1/09 at 100.00	Aa1	206,114
	7/01/26 (Alternative Minimum Tax)
165	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	169,584
	7/01/22 (Alternative Minimum Tax)
295	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	303,021
	7/01/20 (Alternative Minimum Tax)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	864,960
	Hospital, Series 2006, 5.250%, 9/01/30

4,970	Total Idaho			5,084,869

	Illinois – 17.4% (10.3% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	2,706,200
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
17,700	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	19,560,801
	2006, 5.000%, 12/01/35 (UB)
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA–	9,302,861
	FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	6/09 at 102.00	Aaa	1,178,537
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
2,875	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/09 at 100.00	N/R	2,895,758
	1996B, 7.250%, 1/01/14
2,815	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/09 at 100.00	N/R	2,841,039
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,598,494
	Bonds, Series 2001, 0.000%, 12/01/11 – FSA Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A2	1,410,559
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A2 (4)	2,055,597
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured (ETM)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,063,220
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,521,395
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	351,625
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa3	906,510
	5.500%, 5/15/32
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,156,281
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa3	3,350,130
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
340	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	346,875
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,249,781
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA	12,493,577
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	AA	2,124,740
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aaa	1,903,084
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aaa	904,417
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,411,468
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/20 – FSA Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA–	850,315
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,699,548
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	8,519,748
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	A1	1,529,118
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,558,415
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

126,770	Total Illinois			97,490,093

	Indiana – 2.9% (1.7% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	A+ (4)	1,093,580
	(Pre-refunded 1/01/12) – FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AA (4)	3,739,645
	2000A, 6.125%, 2/01/25 (Pre-refunded 2/01/10) – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	860,102
4,195	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	4,482,148
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aa1	2,815,780
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aa1	1,628,192
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB–	1,428,341
	2005, 5.250%, 2/15/23

15,400	Total Indiana			16,047,788

	Iowa – 1.9% (1.1% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,037,360
	6.250%, 7/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,225,280
	5.500%, 6/01/42
2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,134,120
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

12,000	Total Iowa			10,396,760

	Kansas – 0.0% (0.0% of Total Investments)
95	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	97,136
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana – 6.2% (3.7% of Total Investments)
300	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	8/08 at 100.00	AAA	308,304
	Bonds, Series 1995B, 6.125%, 8/01/28
2,205	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	10/08 at 100.50	Aaa	2,235,319
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006,	6/16 at 100.00	AA	4,161,210
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,870,160
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,534,706
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
14,550	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	13,719,923
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA–	5,254,178
2,755	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/08 at 100.00	AAA	2,774,368
	5.950%, 11/01/15 – FSA Insured

36,780	Total Louisiana			34,858,168

	Maryland – 0.8% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BBB–	1,715,669
	9/01/26 – XLCA Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	A–	1,081,704
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	1,517,004
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)

4,460	Total Maryland			4,314,377

	Massachusetts – 6.9% (4.1% of Total Investments)
1,920	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,965,869
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,595	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,509,683
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	977,320
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	A	9,251,703
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,065,174
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,645	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	Aaa	2,395,920
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	Aaa	112,756
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
945	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond Trust 2848,	2/17 at 100.00	AAA	553,203
	9.722%, 8/01/46 – FSA Insured (IF)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,265,032
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	1,990,378
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,425,995
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	4,312,880

37,985	Total Massachusetts			38,825,913

	Michigan – 4.1% (2.4% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	3,996,222
7,955	0.000%, 12/01/22	No Opt. Call	AAA	3,903,041
8,260	0.000%, 12/01/23	No Opt. Call	AAA	3,821,819
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,743,159
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,109,832
	6.000%, 7/01/35
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	1,467,555
	2006A, 5.000%, 12/01/31 (UB)
1,220	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/08 at 100.00	BB–	1,220,976
	Obligated Group, Series 1993A, 6.375%, 8/15/09
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	260,124
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA–	3,355,870
	5.000%, 5/01/22

39,980	Total Michigan			22,878,598

	Minnesota – 4.3% (2.5% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	7,817,579
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	Baa1	1,023,680
1,050	5.875%, 12/01/29	12/13 at 100.00	Baa1	1,035,710
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,550,024
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,187,530
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
310	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/08 at 100.00	Aa1	310,880
	MBIA Insured
530	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	1/09 at 100.00	AA+	537,372
	(Alternative Minimum Tax)
810	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	844,846
	7/01/30 (Alternative Minimum Tax)
1,015	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,028,784
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,030,700
1,540	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	1/09 at 100.00	Aaa	1,595,563
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,803,190
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	998,290
	Series 2005, 6.000%, 11/15/25

23,440	Total Minnesota			23,764,148

	Mississippi – 0.6% (0.4% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,615,061
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)

	Missouri – 4.4% (2.6% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,940,180
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	190,142
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,864,113
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	9,268,110
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	804,952
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,026,183
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,504,525
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,195,056
	System, Series 2003, 5.125%, 2/15/18
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA	1,290,138
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA (4)	1,346,325
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA (4)	2,147,300

24,290	Total Missouri			24,577,024

	Nebraska – 0.5% (0.3% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,508,073
	4/01/23 – FSA Insured
1,170	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	1,107,639
	City 2, Series 2006A, Residuals 1508-2, 12.189%, 2/01/49 – AMBAC Insured (IF)

2,640	Total Nebraska			2,615,712

	Nevada – 3.9% (2.3% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,397,805
	(Pre-refunded 6/15/12) – MBIA Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA	5,918,723
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	3,993,080
	7/01/25 – FGIC Insured
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AA	663,430
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured

21,205	Total Nevada			21,973,038

	New Jersey – 6.8% (4.1% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,755,644
	12/15/20 – FSA Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	148,161
	12/15/20 (Pre-refunded 12/15/13) – FSA Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,378,133
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,034,600
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	496,740
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/08 at 100.75	Aaa	3,600,287
	1997A, 5.650%, 5/01/40 (Pre-refunded 11/01/08) – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,772,572
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,690,129
	5.250%, 12/15/20
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	4,088,080
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured (UB)	1/15 at 100.00	AAA	3,070,935
10,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	8,100,435
	Series 2007-1A, 5.000%, 6/01/29
3,185	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	12/08 at 101.00	AA	3,110,853
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

39,645	Total New Jersey			38,246,569

	New York – 14.2% (8.4% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	4,772,250
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	7/09 at 101.00	A	2,064,566
2,080	6.375%, 7/01/17 – RAAI Insured	7/09 at 101.00	A	2,174,328
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,584,510
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	1,250,663
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
150	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AA	92,643
	5.121%, 2/15/47 – MBIA Insured (IF)
4,580	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,996,142
	2/15/47 – MBIA Insured (UB)
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,899,512
	5/01/33 – MBIA Insured (UB)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23 (UB)	8/13 at 100.00	AAA	7,082,213
7,260	5.000%, 8/01/24 (UB)	8/13 at 100.00	AAA	7,460,195
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,573,813
	Series 2004C, 5.000%, 2/01/22 (UB)
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,737
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,185,860
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,188,507
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,101,875
7,425	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, 5.000%,	11/15 at 100.00	AA	7,191,410
	11/15/44 – AMBAC Insured (UB)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,225,840
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,276,715
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,488,468
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,100,940
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	6,650,813
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,022,750
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

78,830	Total New York			79,419,750

	North Carolina – 1.3% (0.8% of Total Investments)
1,330	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,021,014
	Bonds, Series 2008, Trust 1149, 12.043%, 1/15/47 (IF)
2,105	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/08 at 104.00	AAA	2,138,259
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
470	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	9/08 at 100.00	AA	472,787
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,283,150
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,499,206

7,600	Total North Carolina			7,414,416

	North Dakota – 0.1% (0.1% of Total Investments)
610	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa1	627,782
	6.150%, 7/01/31 (Alternative Minimum Tax)

	Ohio – 4.8% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
90	5.125%, 6/01/24	6/17 at 100.00	BBB	80,239
900	5.875%, 6/01/30	6/17 at 100.00	BBB	778,464
845	5.750%, 6/01/34	6/17 at 100.00	BBB	699,542
1,965	5.875%, 6/01/47	6/17 at 100.00	BBB	1,596,445
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,328,500
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AA	2,424,924
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AA	4,249,086
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/09 at 101.00	Aa2	1,862,660
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
5,850	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	5,530,415
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,210,230
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

27,285	Total Ohio			26,760,505

	Oklahoma – 4.6% (2.7% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	462,305
750	5.375%, 9/01/36	9/16 at 100.00	BBB	668,123
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
5,020	5.000%, 2/15/37	2/17 at 100.00	AA–	4,806,700
1,020	5.000%, 2/15/42	2/17 at 100.00	AA–	964,604
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	8,669,100
	1/01/47 – FGIC Insured
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	5,019,500
	6/01/31 (Alternative Minimum Tax)
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,033,192
	System, Series 2006, 5.000%, 12/15/36 (UB)
45	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	30,929
	System, Series 2006, Trust 3500, 12.105%, 12/15/36 (IF)

27,295	Total Oklahoma			25,654,453

	Oregon – 1.5% (0.9% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,179,902
	Health System, Series 2004, 5.500%, 10/01/21 (UB)

	Pennsylvania – 2.5% (1.5% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	3,536,155
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aaa	1,623,360
	Series 2005, 6.000%, 3/01/28 – FSA Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	405,550
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA	1,156,890
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,391,477
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,013,650
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AA	1,051,953
	AMBAC Insured

14,450	Total Pennsylvania			14,179,035

	Rhode Island – 2.7% (1.6% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
9,710	6.000%, 6/01/23	6/12 at 100.00	BBB	9,494,826
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	5,611,740

15,710	Total Rhode Island			15,106,566

	South Carolina – 10.6% (6.3% of Total Investments)
14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	14,083,017
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	17,348,283
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA	2,531,425
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	1/09 at 100.00	AA	7,024,604
	1/01/23 – MBIA Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	1,379,475
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,766,578
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,557,077
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	191,786
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,089,421
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	626,852
4,475	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	4,739,115
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)

56,520	Total South Carolina			59,337,633

	Tennessee – 1.1% (0.6% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	2,912,096
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AA	1,527,930
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	728,736
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	889,450

6,500	Total Tennessee			6,058,212

	Texas – 13.9% (8.3% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,229,650
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	4,674,321
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	10,058,300
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA (4)	3,647,656
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	6/10 at 100.00	BBB	4,471,050
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	994,930
1,000	5.000%, 12/01/21	12/14 at 100.00	A	989,860
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,487,275
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AA	2,669,016
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,047,400
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	4,272,839
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	743,517
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
5,460	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	5,857,761
	Refunding Bonds, Series 2001, 5.250%, 8/15/26 (Pre-refunded 8/15/11)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	760,112
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	1,131,700
3,100	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,993,329
	5.750%, 1/01/38
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,122,280
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	692,820
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,166,260
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
7,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	6,763,602
	Series 2007A, 5.000%, 2/15/36 (UB)
650	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	505,492
	Residuals 1871-1, 10.670%, 4/01/33 (IF)
2,500	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	1,944,200
	Residuals 1871-2, 10.670%, 4/01/33 (IF)
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	3,910,803
	5.200%, 12/01/21 (Alternative Minimum Tax)
2,905	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,164,034
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25
4,040	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,674,863
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)

90,780	Total Texas			77,973,070

	Utah – 0.1% (0.0% of Total Investments)
170	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	AAA	173,970
	(Alternative Minimum Tax)
95	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	1/09 at 101.00	AAA	97,463
	(Alternative Minimum Tax)

265	Total Utah			271,433

	Washington – 10.2 (6.0% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	14,271,297
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	8,120,925
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,366,175
	2003A, 5.500%, 7/01/16 (UB)
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+	10,788,624
	5.500%, 12/01/16 – FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	A1	7,134,110
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A2	2,929,134
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AA	2,570,000
	12/01/22 – MBIA Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	906,730
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	AA+	4,950,518

55,770	Total Washington			57,037,513

	West Virginia – 1.4% (0.9% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,807,000
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	4/09 at 101.00	Aa3	928,850
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	A+	2,358,556
	5.000%, 10/01/24 – FGIC Insured

8,355	Total West Virginia			8,094,406

	Wisconsin – 3.3% (1.9% of Total Investments)
5,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	4,810,493
	Series 1999A, 5.600%, 2/15/29
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	268,301
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	994,780
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/08 at 101.00	AA	3,254,577
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,754,645
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA–	5,251,293

19,465	Total Wisconsin			18,334,089

	Wyoming – 0.4% (0.3% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,445,138
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,084,260	Total Long-Term Investments (cost $939,595,138) – 167.9%			939,551,719

	Short-Term Investments – 0.8% (0.5% of Total Investments)
1,665	Ohio Air Quality Development Authority, Pollution Control Revenue Bonds, Dayton Power and		VMIG-1	1,665,000
	Light Company Project, Trust 1219, Variable Rate Demand Obligations, 5.500%, 1/01/34 –
	FGIC Insured (5)
3,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service		VMIG-1	3,000,000
	Company, Variable Rate Demand Obligations, Series 1996, 6.950%, 7/01/16 – AMBAC Insured (5)

$ 4,665	Total Short-Term Investments (cost $4,665,000)			4,665,000

	Total Investments (cost $944,260,138) – 168.7%			944,216,719

	Floating Rate Obligations – (19.6)%			(109,988,000)

	Other Assets Less Liabilities – 1.6%			9,096,684

	Preferred Shares, at Liquidation Value – (50.7)% (6)			(283,550,000)

	Net Assets Applicable to Common Shares – 100%			$559,775,403

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (30.0)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS

No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $833,859,776.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 25,484,523
Depreciation	(25,118,941)

Net unrealized appreciation (depreciation) of investments	$ 365,582

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008